Stock Based Compensation (Details) - Schedule of fair value of the sole stock option grant - Ambulnz, Inc. [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of fair value of the sole stock option grant [Line Items]
Volatility	65.00%	44.48%	44.48%	39.28%
Expected term (in years)		2 years	2 years	3 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of fair value of the sole stock option grant [Line Items]
Expected term (in years)	5 years
Risk-free interest rate	15.00%	14.00%	0.14%	1.58%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of fair value of the sole stock option grant [Line Items]
Expected term (in years)	2 years
Risk-free interest rate	62.00%	1.58%	1.58%	1.66%